Redeemable Non-Controlling Interests (Details) - Schedule of Movement of Redeemable Non-Controlling Interests - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Redeemable Non-Controlling Interests [Abstract]
Balance at beginning of the period	$ 34,543,186	$ 31,228,329
Accretion to redemption value of redeemable non-controlling interests	1,792,027	1,986,936
Extinguishment on redeemable non-controlling interests	(35,527,114)
Foreign exchange effect	(808,099)	(1,323,203)
Balance at end of the period		$ 31,892,062